Nature of Business (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2018 USD ($) Segment	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Nature of Business (Textual)
Number of operating segments | Segment	2		2
Cash and cash equivalents	$ 6,368,057	$ 7,143,821	$ 7,809,487	$ 8,772,567	$ 4,921,545
Net decrease in cash and cash equivalents	$ (1,441,430)	(1,628,746)	$ (963,080)	3,851,022
Percentage decrease in cash and cash equivalents	18.00%		11.00%
Cash used in operations	$ (1,459,306)	(1,626,615)	$ (6,510,567)	(4,982,421)
Working capital	3,945,717		6,185,863	7,243,918
Decrease in working capital	$ 2,240,146		$ 1,058,055
Percentage of decrease in working capital	36.00%		15.00%
Government contract and grant funding available	$ 18,400,000		$ 19,600,000
Net proceeds from the sale of NJ NOL	416,810
Equity facility, available amount	$ 10,200,000
Equity facility expiration date	Mar. 31, 2019
Accumulated deficit	$ (159,647,251)		(157,270,045)	(150,122,962)
Net loss	$ (2,377,206)	$ (1,733,437)	$ (7,147,083)	$ (3,245,383)
Contracts from BARDA and NIAID, description	The Company generates revenues under government grants primarily from the National Institutes of Health ("NIH") and government contracts from BARDA and NIAID. The Company is currently developing RiVax® under a NIH contract of up to $24.7 million, and SGX301 and SGX942 under two separate NIH grants of approximately $1.5 million each over two years.